Stock - Activity in the RSU's outstanding under the various Employees' Stock Incentive Master Scheme (Detail) - Restricted Stock Units (RSUs) [Member] - ₨ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Restricted Stock Shares Activity [Line Items]
Weighted average fair value of RSUs granted during the year	₨ 1	₨ 1
Employee Stock Incentive Master Scheme Two Thousand And Twenty Two [Member]
Schedule of Restricted Stock Shares Activity [Line Items]
RSUs outstanding, beginning of period	11,721,804	2,891,000	0
Granted	6,254,575	9,354,224	2,891,000
Exercised	(2,355,965)	(316,620)	0
Forfeited	(683,831)	(203,500)	0
Lapsed	(51,155)	(3,300)	0
RSUs outstanding, end of period	14,885,428	11,721,804	2,891,000
RSUs exercisable, end of period	1,207,198	376,070	0
RSUs outstanding, beginning of period	₨ 1	₨ 1	₨ 0
Granted	1	1	1
Exercised	1	1	0
Forfeited	1	1	0
Lapsed	1	1	0
RSUs outstanding, end of period	1	1	1
RSUs exercisable, end of period	1	1
Weighted average fair value of RSUs granted during the year	₨ 1,724.68	₨ 1,565.43	₨ 1,382.34